UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06265

Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.8% (100.0% of Total Investments)

	MUNICIPAL BONDS – 146.8% (100.0% of Total Investments)

	Consumer Staples – 0.4% (0.3% of Total Investments)
$ 2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 2,599,560
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 23.3% (15.8% of Total Investments)
1,500	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	1,790,760
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
1,695	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/22 at 100.00	AA–	2,040,153
	Mellon University, Series 2012A, 5.000%, 3/01/24
5,020	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/23 at 100.00	AA–	6,060,797
	Mellon University, Series 2013, 5.000%, 3/01/28
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne
	University, Series 2013A:
1,000	5.000%, 3/01/33	3/23 at 100.00	A2	1,148,050
2,865	3.500%, 3/01/34	3/23 at 100.00	A2	2,815,521
2,610	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	2,637,979
	Morris University, Series 2006A, 4.750%, 2/15/26
1,440	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,521,302
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
1,020	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series	5/24 at 100.00	Baa3	1,122,388
	2014, 5.000%, 5/01/37
750	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series	10/16 at 100.00	N/R	760,748
	2006, 4.500%, 10/01/27 – RAAI Insured
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
1,855	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	1,921,001
500	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	516,800
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	807,600
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	788,325
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	766,980
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	745,611
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	723,842
5,235	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	5,861,944
	Series 2012, 5.000%, 5/01/32
3,090	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB	3,150,286
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
2,155	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB	2,386,900
	University, Series 2010, 5.625%, 4/01/40
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	A1	1,024,240
	Series 2005, 5.000%, 8/15/27 – NPFG Insured
835	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	866,396
	RAAI Insured
1,465	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	1,599,091
	Series 2013A, 6.500%, 9/01/38
	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College Revenue Bonds, Series 2014:
2,545	5.000%, 12/01/38	12/24 at 100.00	AA	3,057,334
2,080	5.000%, 12/01/44	12/24 at 100.00	AA	2,463,136
2,675	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	No Opt. Call	AA	3,227,709
	Higher Education, Refunding Series 2012AN, 5.000%, 6/15/21
10,750	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	AA	11,957,333
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,195	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding	6/23 at 100.00	BBB	1,309,995
	Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/32
2,400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/21 at 100.00	A–	2,649,648
	Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35
3,225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	3,366,771
	2006, 4.750%, 5/01/31
6,220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	AA–	6,799,455
	2007A, 5.000%, 5/01/37 – NPFG Insured
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/21 at 100.00	A	1,711,245
	2011A, 5.250%, 5/01/41
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College,	5/22 at 100.00	BBB	1,101,510
	Series 2012-KK1, 5.375%, 5/01/42
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University,	11/22 at 100.00	BBB+	328,954
	Series 2012, 4.000%, 5/01/32
8,370	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AA–	8,834,535
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/22 at 100.00	Aa3	2,275,580
	Series of 2012, 5.000%, 4/01/42
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	A1	2,201,200
	University, Series 2010, 5.000%, 3/01/40
760	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A1	870,192
	University, Series 2012, 5.000%, 3/01/42
4,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania,	7/15 at 100.00	AA+	4,082,000
	Series 2005C, 5.000%, 7/15/38
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
1,030	4.000%, 11/01/39	11/22 at 100.00	A3	1,079,502
4,300	5.000%, 11/01/42	11/22 at 100.00	A3	4,935,626
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the	11/25 at 100.00	A3	1,538,687
	Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36 (WI/DD, Settling 2/26/15)
1,540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	No Opt. Call	A–	1,773,526
	Series 2013A, 5.500%, 7/15/38
1,585	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	1,641,283
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	AA	6,673,940
3,005	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	AA	3,485,439
10,600	Pennsylvania State University, General Revenue Bonds, Series 2007A, 4.500%, 8/15/36 (UB)	8/16 at 100.00	AA	11,114,524
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	7/15 at 100.00	N/R	550,040
	Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)
4,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	4,663,935
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BB+	507,420
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
5,000	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	5,925,150
	County Area Community College, Series 2011, 5.500%, 3/01/31
1,100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	1,248,291
	2010, 5.000%, 11/01/40
131,120	Total Education and Civic Organizations			142,430,674
	Health Care – 30.2% (20.5% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
2,300	5.000%, 4/01/25	4/15 at 100.00	Ba3	2,301,242
4,160	5.125%, 4/01/35	4/15 at 100.00	Ba3	4,160,624
	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,
	Inc., Series 2012:
4,010	5.000%, 5/15/26	5/21 at 100.00	A+	4,527,851
1,910	5.000%, 5/15/27	5/21 at 100.00	A+	2,144,911
2,000	5.000%, 5/15/28	5/21 at 100.00	A+	2,241,100
3,300	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA–	3,516,150
	Center Project, Series 2012A, 4.500%, 11/01/41
4,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding	12/21 at 100.00	AA–	4,631,240
	Series 2011, 5.375%, 12/01/41
4,100	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/21 at 100.00	A–	5,073,053
	Center Project, Series 2011, 7.000%, 11/15/46
1,595	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,803,259
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
3,400	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	3,765,568
	System Project, Series 2012A, 5.000%, 6/01/42
1,500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	7/23 at 100.00	BBB	1,672,650
	5.000%, 7/01/28
3,000	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	3,238,800
	Center Project, Series 2010A, 7.000%, 7/01/27
850	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	918,417
	2007, 5.000%, 11/01/37 – CIFG Insured
6,840	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	7,717,914
	Hospital Project, Series 2010, 5.375%, 7/01/42
500	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	510,185
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
4,555	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger	6/24 at 100.00	AA	5,303,933
	Health System, Series 2014A, 5.000%, 6/01/41
1,370	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional	6/23 at 100.00	Baa3	1,608,668
	Medical Center, Series 2014A, 6.000%, 6/01/39
3,385	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	4,671,706
	General Hospital Project, Tender Option Bond Trust 2015-XF0064, 13.724%, 1/01/36 (IF)
3,775	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	4,084,210
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan
	Hospital Project, Series 2002:
250	5.800%, 11/15/22	5/15 at 100.00	B+	250,225
9,040	5.900%, 11/15/28	5/15 at 100.00	B+	9,048,588
7,660	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA	8,294,171
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
3,760	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	No Opt. Call	A+	3,898,030
	Health Network, Series 2012B, 4.000%, 7/01/43
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,
	Series 2007:
9,850	5.000%, 11/01/30 – AGC Insured	11/17 at 100.00	AA	10,760,633
2,180	5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA	2,386,795
4,600	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	No Opt. Call	A	4,753,226
	Series 2012, 4.000%, 11/01/32
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health
	System Project, Series 2009A:
6,000	5.500%, 7/01/28	7/19 at 100.00	A–	6,664,920
2,700	5.750%, 7/01/39	7/19 at 100.00	A–	2,997,432
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,
	Series 2012A:
365	4.000%, 1/01/25	1/22 at 100.00	A	391,776
3,000	5.000%, 1/01/41	1/22 at 100.00	A	3,314,100
1,660	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A	1,737,638
	Series 2007, 5.125%, 1/01/37
3,730	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/22 at 100.00	A	4,221,763
	Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31
1,115	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	1,304,461
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
925	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue	4/22 at 100.00	AA	1,039,062
	Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint
	Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23	8/18 at 100.00	A–	1,370,628
2,000	5.500%, 8/15/35	8/18 at 100.00	A–	2,214,300
4,205	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	Baa2	4,984,102
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh	7/23 at 100.00	Aa3	4,584,840
	Medical Center Health System, Series 2013A, 5.000%, 7/01/43
3,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	3,535,860
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
2,440	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	AA	3,415,634
	Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.874%, 7/01/19 (IF)
4,650	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/22 at 100.00	BB+	5,037,671
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
	Pocono Mountains Industrial Park Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s
	Hospital -Monroe Project, Series 2015A:
3,000	5.000%, 8/15/40 (WI/DD, Settling 2/12/15)	2/25 at 100.00	A–	3,459,330
2,000	4.000%, 8/15/45 (WI/DD, Settling 2/12/15)	2/25 at 100.00	A–	2,004,900
640	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health	11/20 at 100.00	AA	730,938
	East, Series 2010A, 5.000%, 11/15/40
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
500	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB–	507,845
1,000	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	1,014,500
700	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	709,674
1,415	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB–	1,434,442
3,000	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group,	6/24 at 100.00	Aa3	3,503,910
	Series 2014A, 5.000%, 6/01/44
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community
	Hospital Project, Refunding and Improvement Series 2011:
3,130	6.875%, 8/01/31	8/21 at 100.00	BBB+	3,803,545
2,500	7.000%, 8/01/41	8/21 at 100.00	BBB+	3,039,825
3,470	Washington County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Washington	7/23 at 100.00	BBB+	3,940,046
	Hospital Project, Series 2013A, 5.000%, 7/01/28
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011:
325	6.250%, 1/01/31	1/21 at 100.00	AA	385,083
4,555	6.500%, 1/01/36	1/21 at 100.00	AA	5,390,615
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
1,500	5.625%, 1/01/32	1/22 at 100.00	A	1,752,000
1,970	5.750%, 1/01/41	1/22 at 100.00	A	2,278,876
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue	7/20 at 100.00	A3	631,609
	Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30
165,295	Total Health Care			184,684,474
	Housing/Multifamily – 3.7% (2.5% of Total Investments)
160	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds,	8/23 at 100.00	Baa3	172,147
	University Student Housing, LLC Project at West Chester University Series 2013A,
	5.000%, 8/01/45
1,235	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc –	No Opt. Call	BBB–	1,329,268
	Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46
1,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	1,440,439
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student
	Housing at Indiana University, Project Series 2012A:
1,000	5.000%, 7/01/27	7/22 at 100.00	BBB+	1,134,990
750	5.000%, 7/01/32	7/22 at 100.00	BBB+	835,373
370	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University	No Opt. Call	BBB–	390,879
	Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania,
	Series 2012, 5.000%, 10/01/44
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University
	Foundation Inc. Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – SYNCORA GTY Insured	7/15 at 100.00	BBB	2,066,197
8,025	5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB	8,084,706
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	BBB	5,131,450
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured
1,760	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	1,801,184
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
21,635	Total Housing/Multifamily			22,386,633
	Housing/Single Family – 3.8% (2.6% of Total Investments)
1,455	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96B,	No Opt. Call	AA+	1,508,020
	3.950%, 4/01/16
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A:
1,355	4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,408,821
2,455	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	2,552,513
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
5,195	3.300%, 10/01/32	No Opt. Call	AA+	5,266,431
2,265	3.650%, 10/01/37	No Opt. Call	AA+	2,331,206
2,685	3.700%, 10/01/42	No Opt. Call	AA+	2,739,049
1,050	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option	10/22 at 100.00	AA+	1,325,048
	Bond Trust 2015-XF0066, 14.569%, 4/01/29 (Alternative Minimum Tax) (IF)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option
	Bonds Trust 3950:
4,150	12.708%, 4/01/27 (IF) (5)	4/21 at 100.00	AA+	5,239,126
600	10.813%, 4/01/33 (IF) (5)	10/22 at 100.00	AA+	687,192
21,210	Total Housing/Single Family			23,057,406
	Industrials – 1.1% (0.7% of Total Investments)
750	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	BB–	788,228
	Steel Corporation, Series 2005, 5.500%, 11/01/16
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
	Bonds, Amtrak Project, Series 2012A:
2,495	5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,916,655
545	5.000%, 11/01/27 (Alternative Minimum Tax)	11/22 at 100.00	A1	618,793
2,000	5.000%, 11/01/41 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,225,020
5,790	Total Industrials			6,548,696
	Long-Term Care – 5.7% (3.9% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
470	5.750%, 1/01/27	1/17 at 100.00	N/R	482,582
760	5.750%, 1/01/37	1/17 at 100.00	N/R	774,242
5,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	5,614,550
	Ministries Project, Series 2009, 6.375%, 1/01/39
6,755	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+	6,963,527
	Ministries, Series 2007, 5.000%, 1/01/36
2,030	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	2,160,712
	5.000%, 6/01/21
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A	1,634,615
1,565	5.000%, 11/01/31	11/16 at 100.00	A	1,643,766
1,050	5.000%, 11/01/36	11/16 at 100.00	A	1,093,418
640	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic	5/25 at 100.00	A	739,706
	Villages Project, Series 2015, 5.000%, 11/01/35 (WI/DD, Settling 2/12/15)
530	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s	4/22 at 100.00	BB+	553,983
	Retirement Community, Inc., Series 2012, 5.000%, 4/01/33
370	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	390,890
	Series 2008A, 6.375%, 7/01/30
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village
	Project, Series 2013:
1,000	5.375%, 5/01/28	5/23 at 100.00	BBB	1,117,750
1,665	5.750%, 5/01/35	5/23 at 100.00	BBB	1,888,626
1,500	Langhorne Manor Boro Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	11/18 at 100.00	A–	1,523,415
	Woods Services Project, Series 2013, 4.000%, 11/15/38
2,115	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	5/22 at 100.00	A–	2,356,935
	ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia
	Corporation for the Aging Project, Series 2001B:
1,420	5.250%, 7/01/23 – AMBAC Insured	7/15 at 100.00	BBB	1,424,828
1,500	5.250%, 7/01/26 – AMBAC Insured	7/15 at 100.00	BBB	1,504,470
2,875	5.250%, 7/01/31 – AMBAC Insured	7/15 at 100.00	BBB	2,883,884
32,795	Total Long-Term Care			34,751,899
	Materials – 1.5% (1.0% of Total Investments)
2,940	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	3,026,995
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
6,110	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	6,345,418
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
9,050	Total Materials			9,372,413
	Tax Obligation/General – 28.7% (19.6% of Total Investments)
3,930	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	AA–	4,674,499
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72:
2,780	5.250%, 12/01/32	12/23 at 100.00	AA–	3,307,394
2,000	5.250%, 12/01/33	12/23 at 100.00	AA–	2,377,700
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
1,750	5.000%, 12/01/32	12/24 at 100.00	AA–	2,073,995
1,285	5.000%, 12/01/34	12/24 at 100.00	AA–	1,515,645
5,100	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012,	12/22 at 100.00	AA–	5,822,670
	5.000%, 12/01/37
6,025	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	6,961,466
	2009, 5.000%, 8/01/29
3,000	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series	6/23 at 100.00	A1	3,545,400
	2013, 5.250%, 6/01/43
	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds,
	Series 2014D:
3,000	5.000%, 12/15/37	12/24 at 100.00	AA	3,515,010
1,075	5.000%, 12/15/38 – BAM Insured	12/24 at 100.00	AA	1,255,536
1,100	5.000%, 12/15/39	12/24 at 100.00	AA	1,284,734
	Centre County, Pennsylvania, General Obligation Bonds, Series 2012B:
310	4.000%, 7/01/24	7/20 at 100.00	AA	342,364
1,430	4.000%, 7/01/25	7/20 at 100.00	AA	1,568,867
915	4.000%, 7/01/26	7/20 at 100.00	AA	996,746
10,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A+	11,076,600
	Series 2002, 5.750%, 7/01/17 (UB)
7,450	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	N/R	4,308,261
	0.000%, 9/01/30 – AMBAC Insured
6,680	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding	10/22 at 100.00	Aa3	7,163,231
	Series 2012, 4.000%, 10/15/32
1,050	Hampton Township School District, Allegheny County, Pennsylvania, General Obligation Bonds,	No Opt. Call	AA–	1,168,671
	Refunding Series 2011A, 4.000%, 11/15/18
1,875	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011,	12/16 at 100.00	AA–	1,964,475
	5.125%, 12/01/46
2,000	Hempfield School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	Aa2	2,053,900
	2011A, 4.000%, 10/15/15
260	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,	9/17 at 100.00	Aaa	289,325
	Series 2007, 5.000%, 9/01/23
1,260	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	A3	1,335,713
	FGIC Insured
2,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 –	6/18 at 100.00	AA	2,206,980
	AGM Insured
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds,	5/16 at 100.00	Aa2	2,243,888
	Series 2006, 5.000%, 5/15/24 – AGM Insured
2,620	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	3,200,330
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,332,550
	Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured
9,665	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 13.195%, 9/01/16 (IF)	No Opt. Call	AA–	12,053,125
3,925	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AA–	4,751,330
	6/01/34 – FGIC Insured
1,555	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D,	No Opt. Call	A+	1,589,207
	4.000%, 9/01/15
3,345	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	4,094,882
1,560	Pine-Richland School District, Pennsylvania, General Obligation Bonds, Refunding Series 2014B,	11/24 at 100.00	AA–	1,625,879
	3.375%, 11/01/33
9,700	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA	9,885,755
	Series 2005, 5.000%, 7/15/35 – AGM Insured
745	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/22 at 100.00	AA	888,845
	2014A, 5.000%, 9/01/25 – BAM Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AA	3,092,310
	Bonds, Series 2002A, 5.500%, 9/01/15 – AGM Insured
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,590	5.000%, 9/01/25	9/22 at 100.00	A+	3,099,401
6,790	5.000%, 9/01/26	9/22 at 100.00	A+	8,066,248
2,925	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA	3,147,095
2,705	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa1	2,715,550
	Series 2012, 3.000%, 2/15/34
1,635	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	1,751,968
11,440	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	AA–	6,410,061
	0.000%, 1/15/32 – FGIC Insured
515	Richland School District, Cambria County, Pennsylvania, General Obligation Bonds, Series	11/24 at 100.00	AA	539,529
	2014A, 3.650%, 11/15/34 – BAM Insured
1,245	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	1,325,962
1,255	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	1,288,007
1,215	South Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	2/20 at 100.00	AA	1,232,350
	2014, 3.375%, 8/01/32 – BAM Insured
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	No Opt. Call	AA	26,588,730
	District, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB) (5)
162,820	Total Tax Obligation/General			175,732,184
	Tax Obligation/Limited – 12.0% (8.2% of Total Investments)
2,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	7/15 at 101.00	N/R	2,035,637
	Project, Series 2004, 5.600%, 7/01/23
1,475	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	1,655,717
	Bonds, Series 2012A, 5.000%, 5/01/35
300	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2013B,	No Opt. Call	A+	303,861
	4.000%, 6/01/15
1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA	1,722,735
	Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,670	5.250%, 1/01/36	1/22 at 100.00	A	1,907,658
655	5.125%, 1/01/42	1/22 at 100.00	A	739,626
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 – AGM Insured	5/16 at 75.56	AA	1,207,693
2,750	0.000%, 11/01/22 – AGM Insured	5/16 at 73.64	AA	1,849,403
2,750	0.000%, 5/01/23 – AGM Insured	5/16 at 71.71	AA	1,795,750
1,760	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue	7/24 at 100.00	N/R	1,865,283
	Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue
	Bonds, Series 2012A:
2,000	5.000%, 7/01/15	No Opt. Call	Aaa	2,041,260
9,100	5.000%, 7/01/16	No Opt. Call	Aaa	9,716,070
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
1,755	0.000%, 12/01/34	12/20 at 100.00	AA–	1,893,926
3,900	5.000%, 12/01/38	12/19 at 100.00	AA–	4,290,975
3,180	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	3,646,474
	Revenue Bonds, Series 2012A, 5.000%, 12/01/31
7,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/23 at 100.00	AA–	8,340,010
	Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special
	Revenue Bonds, Series 2014A:
2,650	0.000%, 12/01/37	No Opt. Call	AA–	2,154,927
4,000	0.000%, 12/01/44	No Opt. Call	AA–	3,241,200
4,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	4,527,960
	Revenue, Series 2011B, 5.000%, 12/01/41
5,125	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	5,778,694
	5.000%, 12/01/32 – NPFG Insured
2,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AA	2,520,584
	7/15/18 – AGM Insured
3,820	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/22 at 100.00	AA	4,450,911
	Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
4,225	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	B	4,234,802
565	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	AA–	591,804
435	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AA–	451,817
	5.500%, 7/01/19 – NPFG Insured
470	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	481,609
	Increment Bonds, Series 2006A, 5.450%, 7/01/35
71,035	Total Tax Obligation/Limited			73,446,386
	Transportation – 11.2% (7.7% of Total Investments)
3,280	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	3,727,261
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
1,270	5.000%, 1/01/22	No Opt. Call	BBB	1,490,828
2,425	5.000%, 1/01/23	No Opt. Call	BBB	2,863,804
2,310	5.000%, 1/01/24	No Opt. Call	BBB	2,713,488
205	5.000%, 1/01/25	No Opt. Call	BBB	239,526
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	5/15 at 100.00	A3	2,038,073
	Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)
3,980	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	4,588,622
	Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
12,100	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	13,582,247
	0.000%, 12/01/38
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	A+	4,053,746
6,700	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	A+	7,103,273
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/44	No Opt. Call	A+	3,504,900
2,450	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	2,786,508
	2010B-1, 5.000%, 12/01/37
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	2,430,120
	6/01/33 – AGM Insured
9,100	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG	6/15 at 100.00	AA–	9,151,597
	Insured (Alternative Minimum Tax)
1,865	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.250%, 6/15/28	6/20 at 100.00	A+	2,154,150
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	AA–	2,065,420
	5.000%, 12/01/23 – FGIC Insured
2,080	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	3/15 at 100.00	AA–	2,079,875
	5.000%, 9/15/33 – FGIC Insured
2,250	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007,	6/17 at 100.00	N/R	2,255,423
	5.250%, 6/01/39 – RAAI Insured
62,870	Total Transportation			68,828,861
	U.S. Guaranteed – 8.3% (5.7% of Total Investments) (6)
315	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R (6)	327,849
	2005, 6.000%, 11/15/16 (ETM)
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
3,910	5.000%, 8/01/23 (Pre-refunded 8/01/16) – AMBAC Insured	8/16 at 100.00	A+ (6)	4,184,482
1,920	5.000%, 8/01/24 (Pre-refunded 8/01/16) – AMBAC Insured	8/16 at 100.00	A+ (6)	2,054,784
1,950	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	4/15 at 100.00	AA (6)	1,956,884
	2005, 5.000%, 1/15/36 (Pre-refunded 4/15/15) – NPFG Insured
170	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	175,323
	1976, 7.625%, 7/01/15 (ETM)
5,060	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	AA– (6)	5,453,921
	(Pre-refunded 10/01/16)
1,500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	AA– (6)	1,566,600
	(Pre-refunded 1/01/16)
1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in Philadelphia	5/15 at 100.00	A3 (6)	1,011,690
	Revenue Bonds, Series 2005, 4.750%, 11/01/33 (Pre-refunded 5/01/15) – SYNCORA GTY Insured
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
1,550	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (6)	1,684,060
1,650	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (6)	1,796,636
545	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (6)	637,121
	NPFG Insured (ETM)
7,165	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (6)	8,592,196
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
2,575	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	AA+ (6)	2,975,722
	Bonds, Presbyterian Medical Center of Philadelphia, Series 1993, 6.650%, 12/01/19 (ETM)
4,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA (6)	4,235,158
	7/01/23 (Pre-refunded 7/01/15) – AGM Insured
1,970	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (6)	2,361,281
	5.500%, 7/01/19 – NPFG Insured (ETM)
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	Aa3 (6)	1,129,760
	Series 2006A, 5.000%, 4/01/22 (Pre-refunded 4/01/16) – FGIC Insured
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley	7/20 at 100.00	N/R (6)	1,982,538
	Memorial Hospital, Series 2010, 5.500%, 7/01/29 (Pre-refunded 7/01/20)
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County	5/15 at 100.00	A1 (6)	1,564,143
	Community College, Series 2005, 5.000%, 5/01/18 (Pre-refunded 5/01/15) – AMBAC Insured
2,040	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	N/R (6)	2,151,670
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AA (6)	1,440,054
	Series 2005D, 5.000%, 9/01/17 (Pre-refunded 9/01/15) – AGM Insured
3,600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33	12/15 at 100.00	AA (6)	3,746,448
	(Pre-refunded 12/01/15) – NPFG Insured
46,698	Total U.S. Guaranteed			51,028,320
	Utilities – 6.5% (4.4% of Total Investments)
7,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	7,641,825
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
3,580	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	AA–	3,585,227
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
4,000	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A1	4,555,000
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
4,500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	5,138,775
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
1,685	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	3/15 at 100.00	AA	1,691,302
	5.000%, 9/01/26 – AGM Insured
3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/15 at 100.00	AA	3,011,340
	2003, 5.375%, 7/01/19 – AGM Insured
12,885	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	A–	14,117,318
	AMBAC Insured
37,150	Total Utilities			39,740,787
	Water and Sewer – 10.4% (7.1% of Total Investments)
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A:
4,000	5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	AA–	4,156,120
2,120	5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	AA–	2,201,938
545	5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	AA–	564,947
	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond
	Trust 4015:
1,665	13.551%, 12/01/19 – AGM Insured (IF) (5)	No Opt. Call	AA	2,432,249
825	13.538%, 12/01/19 – AGM Insured (IF) (5)	No Opt. Call	AA	1,193,082
5,200	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/15 at 100.00	AA	5,213,884
	2004, 5.000%, 7/15/22 – AGM Insured
	Lehigh County Authority, Pennsylvania, Water and Sewer Capital Appreciation Revenue Bonds,
	City of Allentown Concession, Series 2013B:
7,295	0.000%, 12/01/34	No Opt. Call	A	3,220,378
4,420	0.000%, 12/01/35	No Opt. Call	A	1,872,400
12,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	14,643,622
	Concession, Series 2013A, 5.125%, 12/01/47
1,100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue	1/20 at 100.00	BBB	1,228,733
	Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
4,575	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA	4,656,481
	7/01/28 – AGM Insured
6,560	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	7,413,850
2,500	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2013A, 5.125%, 1/01/43	1/22 at 100.00	A1	2,859,900
5,000	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System First Lien Revenue	9/23 at 100.00	A	5,937,450
	Refunding Bonds, Series 2013B, 5.250%, 9/01/40
2,840	Robinson Township Municipal Authority, Allegheny County, Pennsylvania, Water and Sewer	11/19 at 100.00	AA	2,904,553
	Revenue Bonds, Series 2014, 4.000%, 5/15/40 – BAM Insured
1,930	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds,	8/23 at 100.00	A+	3,202,565
	Tender Option Bond Trust 1171, 17.302%, 8/15/37 (IF) (5)
63,075	Total Water and Sewer			63,702,152
$ 832,543	Total Long-Term Investments (cost $819,631,507)			898,310,445
	Floating Rate Obligations – (5.5)%			(33,405,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation value – (7.8)% (7)			(48,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation value – (35.5)% (8)			(217,500,000)
	Other Assets Less Liabilities – 2.0%			12,505,159
	Net Assets Applicable to Common Shares – 100%			$ 611,910,604

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$898,310,445	$ —	$898,310,445

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $786,857,538.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$80,232,375
Depreciation	(2,184,491)
Net unrealized appreciation (depreciation) of investments	$78,047,884

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 5.3%.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 24.2%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015